Right-of-Use Assets and Operating Lease Liabilities (Details) - Schedule of Carrying Amounts of Right-of-Use Assets - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Carrying Amounts of Right of Use Assets [Abstract]
Balance at January 1,	$ 4,171,409	$ 2,364,993
New leases	271,004	804,500
New leases acquired through business combinations		167,597
Depreciation expense	(1,042,981)	(1,095,227)
Exchange difference	(75,562)	(108,566)
Balance at June 30,	$ 3,323,870	$ 2,133,297